Shareholder Report, Holdings (Details) - C000014297	Jun. 30, 2025
FR_BSZ2BY900
Holdings [Line Items]
Percent of Total Investments	7.70%
FR_609962907
Holdings [Line Items]
Percent of Total Investments	5.90%
FR_620512905
Holdings [Line Items]
Percent of Total Investments	4.90%
FR_BK1N46907
Holdings [Line Items]
Percent of Total Investments	4.20%
FR_610018905
Holdings [Line Items]
Percent of Total Investments	3.90%
FR_ACI08ZVY1
Holdings [Line Items]
Percent of Total Investments	3.20%
FR_644232902
Holdings [Line Items]
Percent of Total Investments	3.10%
FR_BTFGH1905
Holdings [Line Items]
Percent of Total Investments	3.00%
FR_ACI1VLX06
Holdings [Line Items]
Percent of Total Investments	2.70%
FR_658248901
Holdings [Line Items]
Percent of Total Investments	2.50%
SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.40%
SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.00%
SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	31.30%